Long-Term Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions			12 Months Ended
	Jan. 31, 2019 CAD ($)	May 23, 2018 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2019 CAD ($)	Jan. 31, 2020 EUR (€)	Jul. 23, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	May 23, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs						$ 8.9
Research and development expense			$ 238.4			$ 221.7
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Increase in principal amount of term facility								$ 335.0			$ 111.0
Term facility principal amount								1,235.0			$ 900.0
Term facility maturity date		June 2023				May 2025
Reduction in cost of borrowing percentage		0.50%
Transaction costs		$ 8.9	$ 6.5
LIBOR floor rate			0.00%	0.00%	0.00%	0.00%
Percentage of minimum repayment of borrowings			0.25%	0.25%	0.25%
Repayment of borrowings			$ 14.1	$ 10.7
Outstanding nominal amount								$ 1,235.0	$ 895.5
Term facility [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%		2.50%			2.00%	2.50%		2.00%	2.00%
Term facility [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%		1.50%			1.00%	1.50%		1.00%	1.00%
Term facility [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%		1.50%			1.00%	1.50%		1.00%	1.00%
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €							€ 29.7			€ 21.6
Term loans [member] | Austrian government programs [member
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount	$ 3.6		$ 17.2			$ 3.6	€ 11.5			€ 2.4
Loan interest maturity description	interest rates at Euribor three-months plus 1.00% and maturities between December 2022 and December 2023.		interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030.	interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030.	interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030.
Research and development expense			$ 2.9		€ 1.9